INCOME TAXES - TAX PLANNING STRATEGIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 85.9	$ 74.9
Deferred tax assets admitted as the result of application of SSAP 101	26.7	23.3
Ordinary
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 83.3	72.8
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%
Deferred tax assets admitted as the result of application of SSAP 101	$ 26.7	23.3
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%
Capital
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 2.6	2.1
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%
Deferred tax assets admitted as the result of application of SSAP 101	$ 0.0	$ 0.0
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%